Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Other Assets [abstract]
Taxes recoverable	$ 105.6	$ 94.4
Other debtors	72.8	4.9
Prepaid expenses	36.5	22.5
Court-mandated escrow deposits	26.8	30.1
Loan with a joint operation	25.2	4.2
Advances to employees	4.9	1.9
Advances for services to be rendered	5.2	9.6
Other	10.7	14.3
Total	287.7	181.9
Current portion	176.7	120.1
Non-current portion	111.0	61.8
ICMS (State Value-added Tax) and IPI (Excise Tax)	69.3	65.1
PIS (Social Integration Program) and COFINS	19.7	12.0
Income tax and social security on net income	7.5	7.5
ISS (Service tax)	4.6	5.3
Other	4.5	4.5
Total	105.6	94.4
Current portion	50.0	64.6
Non-current portion	$ 55.6	$ 29.8